Financial statements schedule: valuation and qualifying accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Financial statements schedule: valuation and qualifying accounts
43.
Financial statements schedule: valuation and qualifying accounts

	January 1	Additions charged to expense or deduction of revenue	Deduction / Write-offs / Reversal	December 31
	NT$000	NT$000	NT$000	NT$000
Year 2023
Allowance for impairment of property, plant and equipment	194,467	9,236	—	203,703
Allowance for impairment of obsolescence and decline in market value of inventories	105,630	80,633	—	186,263
Provision for deficiency compensation	26,643	21,495	(14,574)	33,564
Sales for allowance	37,123	112,488	(111,944)	37,667
Year 2024
Allowance for impairment of property, plant and equipment	203,703	18,618	(10,061)	212,260
Allowance for impairment of obsolescence and decline in market value of inventories	186,263	—	(26,114)	160,149
Provision for deficiency compensation	33,564	44,297	(41,937)	35,924
Sales for allowance	37,667	115,150	(116,421)	36,396
Year 2025
Allowance for impairment of property, plant and equipment	212,260	764	(226)	212,798
Allowance for impairment of obsolescence and decline in market value of inventories	160,149	—	(4,358)	155,791
Provision for deficiency compensation	35,924	77,456	(34,398)	78,982
Sales for allowance	36,396	76,359	(102,422)	10,333

For movements in loss allowance for contract assets, accounts receivable, and other receivables, please refer to Note 41 a).